Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	January 2018
Distribution Date	02/15/18
Transaction Month	37
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		December 26, 2014
Closing Date:		January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$12,670,529.07	0.0316763	$-	-	$12,670,529.07
Class A-4 Notes	$128,230,000.00	1.0000000	$123,737,123.80	0.9649624	$4,492,876.20
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$225,320,529.07	0.1801627	$208,157,123.80	0.1664392	$17,163,405.27

Weighted Avg. Coupon (WAC)	3.15%		3.16%
Weighted Avg. Remaining Maturity (WARM)	23.64		22.79
Pool Receivables Balance	$249,859,086.30		$232,202,657.25
Remaining Number of Receivables	35,997		35,046

Adjusted Pool Balance	$244,222,224.26		$227,058,818.99

III. COLLECTIONS

Principal:
Principal Collections	$17,181,443.14
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$339,886.60
Total Principal Collections	$17,521,329.74

Interest:
Interest Collections	$670,990.86
Late Fees & Other Charges	$53,034.10
Interest on Repurchase Principal	$-
Total Interest Collections	$724,024.96

Collection Account Interest	$14,612.30
Reserve Account Interest	$3,229.05
Servicer Advances	$-

Total Collections	$18,263,196.05

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	January 2018
Distribution Date	02/15/18
Transaction Month	37
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$18,263,196.05
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$18,263,196.05

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$208,215.91	$-	$208,215.91	$208,215.91
Collection Account Interest					$14,612.30
Late Fees & Other Charges					$53,034.10
Total due to Servicer					$275,862.31

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$11,086.71		$11,086.71
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$157,482.63		$157,482.63	$157,482.63

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$17,677,013.11

9. Regular Principal Distribution Amount:					$17,163,405.27

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$12,670,529.07
Class A-4 Notes				$4,492,876.20
Class A Notes Total:		$17,163,405.27		$17,163,405.27
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$17,163,405.27		$17,163,405.27

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					513,607.84

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,636,862.04
Beginning Period Amount	$5,636,862.04
Current Period Amortization	$493,023.78
Ending Period Required Amount	$5,143,838.26
Ending Period Amount	$5,143,838.26
Next Distribution Date Required Amount	$4,676,215.95

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	January 2018
Distribution Date	02/15/18
Transaction Month	37
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	7.74%	8.32%	8.32%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.52%	34,526	97.58%	$226,592,398.09
30 - 60 Days	1.18%	412	1.87%	$4,334,118.70
61 - 90 Days	0.24%	83	0.43%	$991,928.58
91-120 Days	0.07%	25	0.12%	$284,211.88
121 + Days	0.00%	0	0.00%	$-
Total		35,046		$232,202,657.25

Delinquent Receivables 30+ Days Past Due
Current Period	1.48%	520	2.42%	$5,610,259.16
1st Preceding Collection Period	1.49%	538	2.39%	$5,978,673.82
2nd Preceding Collection Period	1.41%	519	2.34%	$6,247,643.20
3rd Preceding Collection Period	1.39%	523	2.23%	$6,344,322.89
Four-Month Average	1.44%		2.34%

Repossession in Current Period		33		$326,859.42
Repossession Inventory		80		$250,957.02

Current Charge-Offs
Gross Principal of Charge-Offs				$474,985.91
Recoveries				$(339,886.60)
Net Loss				$135,099.31

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.65%

Average Pool Balance for Current Period				$241,030,871.78

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.67%
1st Preceding Collection Period				1.11%
2nd Preceding Collection Period				0.33%
3rd Preceding Collection Period				1.08%
Four-Month Average				0.80%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		42	2,378	$33,312,720.16
Recoveries		51	2,140	$(18,333,744.59)
Net Loss				$14,978,975.57
Cumulative Net Loss as a % of Initial Pool Balance				1.15%

Net Loss for Receivables that have experienced a Net Loss *		26	1,840	$15,045,728.18
Average Net Loss for Receivables that have experienced a Net Loss				$8,177.03

Principal Balance of Extensions				$890,597.11
Number of Extensions				84

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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